Statutory Requirements and Dividends Restrictions - Additional Information (Details) - 12 months ended Dec. 31, 2022 £ in Millions, $ in Millions	USD ($)	GBP (£)
AUL
Statutory Accounting Practices [Line Items]
Syndicate to maintain funds at Lloyd	$ 968.7
Total funds held by AUL	1,045.9
U.K.
Statutory Accounting Practices [Line Items]
Dividend payment made without regulatory approval	(467.4)	£ (62.2)
Capital contributions reserves	655.0
Bermuda
Statutory Accounting Practices [Line Items]
Dividend payment made without regulatory approval	$ (262.1)
Statutory capital and surplus, percent	25.00%
Statutory capital and surplus, percent reduction requiring approval	15.00%
Percent warning level of amount of enhanced capital required from statutory capital and surplus	120.00%
Bermuda | AUL
Statutory Accounting Practices [Line Items]
Total funds held by AUL	$ 479.6